Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 30, 2018
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Self-Indexed Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2018
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018